Derivative Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Disclosure of Derivative Financial Assets and Open Position at the Reporting Date
The group has the following derivative financial instruments:

Figures in million (SA Rand)	Rand gold hedging contracts (a)	US$ gold hedging contracts (b)	US$ silver contracts (b)	Foreign exchange contracts (c)	Total

At 30 June 2022

Derivative financial assets	523	44	77	12	656
Non-current	113	18	6	—	137
Current	410	26	71	12	519

Derivative financial liabilities	—	(11)	—	—	(11)
Non-current	—	(3)	—	—	(3)
Current	—	(8)	—	—	(8)

Net derivative financial instruments	523	33	77	12	645

Unrealised gains included in other reserves, net of tax	441	39	—	—	480

Movements for the year ended 30 June 2022

Realised gains/(losses) included in revenue	602	(105)	—	—	497
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	(292)	50	—	—	(242)

Gains/(losses) on derivatives	—	—	114	(16)	98
Day one loss amortisation	(39)	(6)	—	—	(45)

Total gains/(losses) on derivatives	(39)	(6)	114	(16)	53
Hedge effectiveness

Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(292)	50	—	—	(242)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	292	(50)	—	—	242
19    Derivative financial instruments continued

Figures in million (SA Rand)	Rand gold hedging contracts (a)	US$ gold hedging contracts (b)	US$ silver contracts (b)	Foreign exchange contracts (c)	Rand gold derivative contracts (a)	Total
At 30 June 2021

Derivative financial assets	1 358	48	10	383	—	1 799
Non-current	279	40	9	—	—	328
Current	1 079	8	1	383	—	1 471

Derivative financial liabilities	(41)	(73)	(98)	—	—	(212)
Non-current	—	—	(6)	—	—	(6)
Current	(41)	(73)	(92)	—	—	(206)

Net derivative financial instruments	1 317	(25)	(88)	383	—	1 587

Unrealised gains/(losses) included in other reserves, net of tax	1 069	(18)	—	—	—	1 051
Movements for the year ended 30 June 2021

Realised losses included in revenue	(2 023)	(273)	—	—	—	(2 296)
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	2 999	(7)	—	—	—	2 992

Gains/(losses) on derivatives	—	—	(256)	1 217	111	1 072
Day one loss amortisation	(42)	(8)	—	—	—	(50)

Total gains/(losses) on derivatives	(42)	(8)	(256)	1 217	111	1 022
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	2 999	(7)	—	—	—	2 992
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	(2 999)	7	—	—	—	(2 992)

Figures in million (SA Rand)	Rand gold hedging contracts (a)	US$ gold hedging contracts (b)	US$ silver contracts (b)	Foreign exchange contracts (c)	Rand gold derivative contracts (a)	Total

Movements for the year ended 30 June 2020

Realised losses included in revenue	(1 263)	(134)	—	—	—	(1 397)

Unrealised losses on gold contracts recognised in other comprehensive income	(4 820)	(391)	—	—	—	(5 211)

Gains/(losses) on derivatives	—	—	6	(1 235)	(174)	(1 403)
Unrealised losses reclassified to profit or loss as a result of discontinuance of hedge accounting	(235)	—	—	—	—	(235)
Day one loss amortisation	(34)	(6)	—	—	—	(40)

Total gains/(losses) on derivatives	(269)	(6)	6	(1 235)	(174)	(1 678)
19    Derivative financial instruments continued
Hedge accounting
Harmony has entered into gold forward sale derivative contracts to hedge the risk of lower gold prices. Cash flow hedge accounting is applied to the majority of these contracts, resulting in the effective portion of the unrealised gains and losses being recorded in other comprehensive income (other reserves – refer to note 25). Refer to note 39 for a summary of the risk management strategy applied and the balances relating to designated hedging instruments as at reporting date.

Hedge effectiveness is determined at the inception of the hedge relationship and through periodic prospective effectiveness assessments. The group enters into gold forward contracts that have similar terms as the hedged item, such as notional amount, maturity date and reference gold spot price thereby ensuring that an economic relationship exists between the hedging instrument and the hedged item and resulting in a hedge ratio of 1:1. Potential sources of hedge ineffectiveness include counterparty and own credit risk, day one gains and losses, a mismatch in the timing of the derivative and underlying gold sale maturities, location differential and the refining margin. Hedge ineffectiveness is measured by comparing the change in the expected cash flows from a forward sale contract versus the sale of an equivalent quantity of gold in the open market. Ineffectiveness results when the changes in the fair values in the hedging instruments exceed the fair value changes in the hedged item. A negligible amount of hedge ineffectiveness was experienced in the years presented.

The gains and losses from derivative contracts to which hedge accounting is not applied is included in gains/(losses) on derivatives in profit or loss.

(a)Rand gold contracts
All Rand gold forward contracts entered into after 1 October 2020 were apportioned to the South African operations which included Mponeng and Mine Waste Solutions operation.

Discontinuance of hedge accounting
As a result of the original 21-day lockdown announced in South Africa, effective 27 March 2020, aimed to slow the spread of Covid-19, Harmony placed all deep-level underground mines in South Africa on care and maintenance. As a result, a significant volume of the underlying exposure that was originally intended to be hedged was delayed.

A total of 63 400 ounces of gold forwards were originally set to mature in the months of April and May 2020. After assessing forecasts of gold production at 1 April 2020, the hedged items, being the sales of gold, relating to 30 500 ounces of gold forwards were assessed to no longer be probable. The hedged items relating to the remaining balance of gold forwards were still considered to be highly probable.

Due to the fact that the occurrence of the forecast transactions/hedged items were no longer considered probable, there was no longer an effective hedging relationship and therefore hedge accounting for these hedges was discontinued. Unrealised losses relating to the hedges amounting to R48 million and R187 million of restructured contracts discussed below, previously recognised in other comprehensive income, were immediately reclassified to profit or loss as gains/losses on derivatives.

Restructuring of contracts
In response to the gold forwards’ hedged items no longer being probable and in order to better match the cash flows relating to the underlying exposure, certain of the Rand gold forwards with maturities between 15 April 2020 and 31 May 2020 were effectively extended to mature between the periods July 2020 and March 2021.

The restructured gold forwards retained the pricing of the original forwards. They were not designated as hedging instruments as the difference in the costing structure would have required a different effectiveness assessment than currently used by management. Unrealised losses relating to the hedges amounting to R187 million, previously recognised in other comprehensive income, were immediately reclassified to profit or loss as gains/losses on derivatives. All subsequent gains and losses on the restructured hedges were recognised in profit or loss.

As at 30 June 2021, all the restructured gold forwards had matured.

(b)US$ commodity contracts
Harmony maintains a derivative programme for Hidden Valley by entering into commodity derivative contracts. The contracts comprise US$ gold forward sale contracts as well as silver zero cost collars which establish a minimum (floor) and maximum (cap) silver sales price. Hedge accounting is applied to all US$ gold forward sale contracts and these are shown separately from the silver zero cost collars that are not hedge accounted.

(c)Foreign exchange contracts
Harmony maintains a foreign exchange derivative programme in the form of zero cost collars, which sets a floor and cap Rand/US$ exchange rate at which to convert US dollars to Rands, and foreign exchange forward contracts. Hedge accounting is not applied to these contracts.
19    Derivative financial instruments continued
The following table shows the open position at the reporting date:

	2023				2024			TOTAL
	Q1	Q2	Q3	Q4	Q1	Q2	Q3
Foreign exchange contracts
Zero cost collars
US$m	42	18	—	—	—	—	—	60
Average floor – R/US$	15.90	16.18	—	—	—	—	—	15.98
Average cap – R/US$	17.90	18.18	—	—	—	—	—	17.98
Forward contracts
US$m	6	—	—	—	—	—	—	6
Average forward rate – R/US$	16.84	—	—	—	—	—	—	16.84
R/gold
'000 oz – cash flow hedge	72	72	72	70	44	32	16	378
Average R000/kg	1033	999	1 019	1 039	1 061	1 082	1107	1035
US$/gold
'000 oz – cash flow hedge	9	9	9	9	9	8	4	57
Average US$/oz	1 911	1 867	1 826	1 836	1 860	1 926	2 009	1 880
Total gold
'000 oz	81	81	81	79	53	40	20	435
US$/silver
'000 oz	285	270	210	105	30	30	20	950
Average floor - US$/oz	24.39	25.97	25.62	25.49	25.14	25.41	25.68	25.31
Average cap - US$/oz	27.02	29.00	28.81	28.58	28.14	28.41	28.68	28.27